Other Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Assets, Net
7. OTHER ASSETS, NET

(dollars in thousands)	June 30, 2021	December 31, 2020
Fixed assets, net:
Leasehold improvements	$2,133	$2,133
Furniture and fixtures	1,872	1,612
Computer equipment	783	730
Computer software	775	556
Accumulated depreciation and amortization	(1,940)	(1,675)

Fixed assets, net	3,623	3,356
Prepaid assets	7,072	874
Investments (includes $2,617 and $5 of investments in the Company’s products)	7,994	2,678
Deferred Business Combination-related expenses	—	8,255
Other	10,231	1,306

Total Other Assets, Net	$28,920	$16,469

Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Other Assets, Net
3.	Other Assets
Other assets consist of the following:

	December 31, 2020	December 31, 2019
Deferred transaction costs	$8,255	$—
Fixed assets, net	3,356	3,377
Deferred tax assets	800	326
Contributions receivable	567	1,853
Other assets	4,291	945

Total	$17,269	$6,501

Fixed assets consist of the following:

	December 31, 2020	December 31, 2019
Leasehold improvements	$2,133	$2,128
Furniture and fixtures	1,612	1,550
Computer equipment	730	702
Computer software	556	56

Fixed assets	5,031	4,436
Accumulated depreciation and amortization	(1,675)	(1,059)

Fixed assets, net	$3,356	$3,377

The depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 was $673, $829 and $304, respectively, and included in general, administrative and other expenses within the consolidated statements of operations.